Note 15 - Equity Method Investment (Details Textual) $ / shares in Units, $ in Thousands	May 09, 2023 shares	May 05, 2023 USD ($) $ / shares shares	Dec. 29, 2022 shares	May 28, 2021	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 01, 2023 shares	Dec. 31, 2022 $ / shares shares	Sep. 02, 2022 USD ($)	Aug. 30, 2022 USD ($) $ / shares shares
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized (in shares) | shares					50,000,000	50,000,000		50,000,000
Long-Term Debt | $					$ 1,398	$ 1,523
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				5
Progressive Care [Member]
Common Stock, Shares Authorized (in shares) | shares			100,000,000
Progressive Care [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			200
NextPlat Corp [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Original Debt, Amount | $		$ 2,900
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 2.2
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	570,599	570,599
NextPlat Corp [Member] | Debt Conversion Agreement [Member] | Progressive Care [Member]
Debt Instrument, Face Amount | $									$ 2,800
NextPlat Corp [Member] | Amendment [Member] | Progressive Care [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 2.2
Debt Instrument, Term (Year)		3 years
Maximum Secured Convertible Debentures Purchased According to Agreement | $		$ 10,000
Long-Term Debt | $						$ 0
Progressive Care [Member]
Investment Owned, Cost | $		$ 1,000								$ 8,300
Investment Owned, Balance, Shares (in shares) | shares		455,000					402,269			3,000
Investment Owned, Fair Value | $										$ 6,000
Unit, Number of Preferred Stock										1
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Investment Owned, Price Per Share (in dollars per share)		2.2
Progressive Care [Member] | Confidential Purchase And Release Agreement [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)										$ 4
Progressive Care [Member] | NextPlat Corp [Member] | Debt Conversion Agreement [Member]
Debt Instrument, Face Amount | $										$ 2,800
Progressive Care [Member] | RXMD Warrants [Member]
Unit, Number of Warrants										1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 2,000
Progressive Care [Member] | PIPE Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.2
Warrants and Rights Outstanding, Term (Year)		3 years
Progressive Care [Member] | Conversion Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.2
Warrants and Rights Outstanding, Term (Year)		3 years
Progressive Care [Member] | Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)										0.001
Convertible Preferred Stock, Stated Value (in dollars per share)										$ 2,000
Preferred Stock, Votes Per Share										500
Preferred Stock, Convertible, Conversion Price (in dollars per share)										$ 4